UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (34.8%)
$10,000	ABN Amro Securities LLC, (dated 09/30/14; proceeds $10,000,006; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 08/01/39 - 07/01/44; valued at $10,300,000)	0.02%		10/01/14	$10,000,000
25,000	ABN Amro Securities LLC, (dated 09/15/14; proceeds $25,005,625; fully collateralized by various Common Stocks; valued at $26,250,007) (Demand 10/07/14)	0.27	(a)	10/15/14	25,000,000
25,000	Bank of Montreal, (dated 09/30/14; proceeds $25,000,007; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 10/01/22 - 10/01/42; valued at $25,750,054)	0.01		10/01/14	25,000,000
100,000	Bank of Nova Scotia, (dated 03/10/14; proceeds $100,150,417; fully collateralized by various U.S. Government agency securities, 2.76% - 5.50% due 07/01/26 - 09/20/44; valued at $103,366,121) (Demand 10/07/14)	0.15	(a)	03/06/15	100,000,000
23,000	Bank of Nova Scotia, (dated 03/04/14; proceeds $23,037,311; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 12/01/25 - 09/01/44; valued at $23,758,949) (Demand 10/07/14)	0.16	(a)	03/04/15	23,000,000
75,000	Bank of Nova Scotia, (dated 01/02/14; proceeds $75,129,271; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 12/01/26 - 09/20/44; valued at $77,339,532) (Demand 10/07/14)	0.17	(a)	01/02/15	75,000,000
135,000	Bank of Nova Scotia, (dated 09/08/14; proceeds $135,301,125; fully collateralized by various U.S. Government agency securities, 2.22% - 5.50% due 12/01/26 - 09/20/44; valued at $139,252,688) (Demand 10/07/14)	0.22	(a)	09/08/15	135,000,000
37,250	Barclays Capital, Inc., (dated 09/15/14; proceeds $37,325,121; fully collateralized by various Common Stocks and Convertible Bonds, 2.75% - 4.25% due 04/15/15 - 04/01/19; valued at $39,388,513) (Demand 10/01/14)	0.66	(a)	01/03/15	37,250,000
9,440	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $9,440,000; fully collateralized by various U.S. Government agency securities, 1.63% - 4.50% due 05/20/34 - 06/20/44; valued at $9,723,201)	0.00		10/01/14	9,440,000
45,000	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $45,000,013; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 04/20/42 - 08/01/43; valued at $46,280,378)	0.01		10/01/14	45,000,000
190,000	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $190,000,950; fully collateralized by various Common Stocks and Preferred Stocks; valued at $199,501,014)	0.18		10/01/14	190,000,000
25,000	Credit Agricole Corp., (dated 09/30/14; proceeds $25,000,007; fully collateralized by various U.S. Government agency securities, 2.16% - 3.10% due 10/01/43 - 05/01/44; valued at $25,723,545)	0.01		10/01/14	25,000,000

135,000	Credit Suisse Securities USA, (dated 09/17/14; proceeds $135,071,325; fully collateralized by various Corporate Bonds, 5.75% - 13.38% due 01/15/17 - 12/15/25; valued at $143,101,345)	0.63		10/17/14	135,000,000
413,000	Federal Reserve Bank of New York, (dated 09/30/14; proceeds $413,000,000; fully collateralized by a U.S. Government Obligation, 2.63% due 08/15/20; valued at $413,306,274)	0.00		10/01/14	413,000,000
10,000	ING Financial Markets LLC, (dated 09/30/14; proceeds $10,000,036; fully collateralized by various Corporate Bonds, Zero Coupon - 6.11% due 01/15/19 - 12/01/66; valued at $10,503,310)	0.13		10/01/14	10,000,000
22,250	ING Financial Markets LLC, (dated 09/15/14; proceeds $22,253,894; fully collateralized by various Corporate Bonds, 2.00% - 6.65% due 09/13/16 - 06/15/67; valued at $23,366,865) (Demand 10/07/14)	0.21	(a)	10/15/14	22,250,000
7,500	ING Financial Markets LLC, (dated 09/18/14; proceeds $7,501,269; fully collateralized by various Corporate Bonds, 3.20% - 7.05% due 03/15/19 - 03/15/23; valued at $7,875,907) (Demand 10/07/14)	0.21	(a)	10/17/14	7,500,000
50,000	ING Financial Markets LLC, (dated 09/30/14; proceeds $50,000,361; fully collateralized by various Corporate Bonds, 4.25% - 7.88% due 01/15/15 - 10/01/24; valued at $53,000,045)	0.26		10/01/14	50,000,000
7,500	ING Financial Markets LLC, (dated 09/09/14; proceeds $7,502,115; fully collateralized by various Corporate Bonds, 4.30% - 7.00% due 06/15/17 - 12/13/36; valued at $7,931,136) (Demand 10/07/14)	0.35	(a)	10/08/14	7,500,000
5,000	ING Financial Markets LLC, (dated 08/28/14; proceeds $5,004,983; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $5,254,282) (Demand 10/07/14)	0.39	(a)	11/28/14	5,000,000
10,000	JP Morgan Clearing Corp., (dated 09/30/14; proceeds $10,000,053; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $10,511,512)	0.19		10/01/14	10,000,000
66,000	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $66,230,230; fully collateralized by various Common Stocks, Convertible Bonds, 2.75% - 3.75% due 12/15/20 - 04/01/42, and a Preferred Stock; valued at $69,787,159) (Demand 10/01/14)	0.46	(a)	11/04/14	66,000,000
185,000	RBC Capital Markets LLC, (dated 07/01/14; proceeds $185,042,550; fully collateralized by various U.S. Government agency securities, 1.99% - 7.00% due 04/01/27 - 09/20/44; valued at $190,592,894)	0.09		10/01/14	185,000,000
30,000	RBC Capital Markets LLC, (dated 07/15/14; proceeds $30,042,933; fully collateralized by various Corporate Bonds, 1.08% - 10.20% due 02/10/17 - 05/16/44; valued at $31,500,001) (Demand 10/07/14)	0.28	(a)	01/15/15	30,000,000
30,000	RBC Capital Markets LLC, (dated 07/11/14; proceeds $30,024,750; fully collateralized by various Corporate Bonds, 2.75% - 9.75% due 05/01/16 - 05/15/33; valued at $31,800,000) (Demand 10/07/14)	0.33	(a)	10/09/14	30,000,000

20,000	RBC Capital Markets LLC, (dated 09/12/14; proceeds $20,017,233; fully collateralized by various Corporate Bonds, 3.38% - 9.63% due 05/01/16 - 08/15/31; valued at $21,190,413) (Demand 10/07/14)	0.33	(a)	12/15/14	20,000,000
150,000	RBS Securities, Inc., (dated 09/30/14; proceeds $150,000,000; fully collateralized by various U.S. Government agency securities, 0.13% - 5.25% due 07/29/15 - 05/15/18; valued at $153,003,281)	0.00		10/01/14	150,000,000
25,000	SG Americas Securities, (dated 09/30/14; proceeds $25,000,174; fully collateralized by various Corporate Bonds, 2.38% - 9.63% due 01/15/15 - 05/15/39 (b); valued at $26,383,784)	0.25		10/01/14	25,000,000
65,000	TD Securities USA LLC, (dated 09/30/14; proceeds $65,000,108; fully collateralized by various Corporate Bonds, 2.50% - 11.00% due 01/15/15 - 02/15/47 (b), and various U.S. Government agency securities, 2.50% - 4.50% due 01/01/26 - 07/01/44; valued at $67,503,957)	0.06		10/01/14	65,000,000
15,000	Wells Fargo Securities LLC, (dated 09/30/14; proceeds $15,000,054; fully collateralized by various Corporate Bonds, 4.00% - 8.50% due 06/30/19 - 06/01/43; valued at $15,868,094)	0.13		10/01/14	15,000,000
30,000	Wells Fargo Securities LLC, (dated 09/30/14; proceeds $30,001,750; fully collateralized by various Corporate Bonds, 4.25% - 9.75% due 04/01/18 - 08/15/21; valued at $31,800,001)	0.30		10/07/14	30,000,000
24,000	Wells Fargo Securities LLC, (dated 07/28/14; proceeds $24,030,333; fully collateralized by various Corporate Bonds, 6.88% - 10.00% due 12/15/17 - 08/01/22; valued at $25,440,000)	0.50		10/27/14	24,000,000
40,000	Wells Fargo Securities LLC, (dated 09/02/14; proceeds $40,050,556; fully collateralized by various Corporate Bonds, 7.25% - 9.50% due 08/01/18 - 10/15/22; valued at $42,400,000)	0.50		12/02/14	40,000,000
	Total Repurchase Agreements (Cost $2,039,940,000)				2,039,940,000

	Commercial Paper (18.8%)
	Automobiles (0.7%)
28,700	Toyota Credit Canada, Inc.	0.22 - 0.23%		11/25/14 - 01/14/15	28,684,986
12,650	Toyota Financial Services de Puerto Rico, Inc.	0.23		10/14/14 - 11/25/14	12,648,212
					41,333,198
	Computer Technology (0.0%)
2,700	Apple, Inc. (c)	0.15		11/06/14	2,699,595

	Domestic Bank (0.9%)
51,000	JP Morgan Securities LLC (c)	0.23		01/12/15	50,966,439

	Food & Beverage (0.9%)
12,300	Coca-Cola Co. (c)	0.19		02/03/15	12,291,886
40,400	Nestle Capital Corp. (c)	0.18		10/22/14	40,395,758
					52,687,644
	International Banks (16.3%)
78,800	Banque Et Caisse	0.20 - 0.23		11/24/14 - 01/06/15	78,762,426
77,000	Commonwealth Bank of Australia	0.20		12/05/14	76,972,195
36,900	DBS Bank Ltd. (c)	0.23 - 0.24		10/28/14 - 11/26/14	36,888,694
12,300	DBS Bank Ltd.	0.24		11/25/14	12,295,490
138,100	Erste Abwicklungsanstalt	0.10 - 0.18		10/09/14 - 01/30/15	138,070,791

170,000	Kreditanstalt Fuer Wiederaufbau	0.07	10/03/14	169,999,339
30,000	Macquarie Bank Ltd.	0.23	11/07/14	29,992,908
60,900	Nordea Bank AB (c)	0.23	10/22/14	60,892,007
45,000	Oversea Chinese Banking Corp.	0.08	10/02/14	44,999,900
135,000	Sumitomo Mitsui Banking Corp.	0.21	10/03/14	134,998,425
39,250	Sumitomo Mitsui Trust Bank Ltd.	0.12	10/02/14	39,249,869
129,100	United Overseas Bank Ltd. (c)	0.25 - 0.30	11/25/14 - 03/24/15	128,974,226
				952,096,270
	Total Commercial Paper (Cost $1,099,783,146)			1,099,783,146

	Certificates of Deposit (16.3%)
	International Banks (16.3%)
30,000	Banco Del Estado De Chile	0.19 - 0.20	10/01/14 - 10/10/14	29,999,976
201,500	Bank of Montreal	0.05 - 0.19	10/01/14 - 12/10/14	201,500,000
60,000	Bank of Nova Scotia	0.25	02/17/15	60,000,000
24,000	BMO Harris Bank NA	0.23	11/13/14	24,000,000
40,000	Canadian Imperial Bank of Commerce	0.05	10/01/14	40,000,000
158,250	Credit Industriel et Commercial	0.33	10/03/14 - 01/26/15	158,250,000
7,500	Oversea Chinese Banking Corp.	0.19	10/01/14	7,500,000
110,000	Sumitomo Mitsui Banking Corp.	0.08 - 0.23	10/01/14 - 10/02/14	110,000,000
150,000	Sumitomo Mitsui Trust Bank Ltd.	0.08	10/02/14	150,000,000
140,000	Swedbank AB	0.04 - 0.05	10/02/14 - 10/07/14	140,000,000
35,000	Toronto Dominion Bank	0.20	11/10/14	35,000,000
	Total Certificates of Deposit (Cost $956,249,976)			956,249,976

		COUPON RATE(a)	DEMAND DATE(d)
	Floating Rate Notes (14.9%)
	Domestic Banks (1.8%)
102,100	U.S. Bank NA	0.17%	10/09/14 - 10/23/14	12/09/14 - 03/23/15	102,100,000

	International Banks (13.1%)
91,200	Bank of Nova Scotia	0.24	11/17/14	02/17/15	91,200,000
75,000	BNP Paribas	0.42	10/14/14	01/14/15	75,000,000
5,750	Credit Suisse	0.47	01/02/15	03/31/15	5,752,202
30,000	HSBC Bank PLC (c)	0.23	10/30/14	10/30/14	30,001,001
246,000	Rabobank Nederland NY	0.28 - 0.31	10/06/14 - 12/23/14	11/28/14 - 07/06/15	246,000,000
119,100	Toronto Dominion Bank	0.23 - 0.24	10/06/14 - 11/06/14	02/06/15 - 07/22/15	119,100,000
200,300	Westpac Banking Corp.	0.24 - 0.25	11/06/14 - 12/15/14	12/15/14 - 05/26/15	200,296,814
					767,350,017
	Total Floating Rate Notes (Cost $869,450,017)				869,450,017

	Extendible Floating Rate Notes (9.4%)
	Domestic Banks (5.2%)
145,000	JP Morgan Chase Bank NA (Extendible Maturity Date 10/07/15)	0.35	12/08/14	03/07/19	145,000,000
156,500	Wells Fargo Bank NA (Extendible Maturity Date 10/15/15 - 10/20/15)	0.32	10/20/14 - 12/15/14	03/20/19 - 07/15/19	156,500,000
					301,500,000

	International Banks (4.2%)
62,000	Bank of Nova Scotia (Extendible Maturity Date 10/30/15)	0.34	10/30/14	01/31/19	62,000,000
99,000	Royal Bank of Canada (Extendible Maturity Date 10/01/15)	0.32	10/01/14	04/01/19	98,996,152
85,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 03/13/15)	0.28	10/15/14	05/13/16	85,000,000
					245,996,152
	Total Extendible Floating Rate Notes (Cost $547,496,152)				547,496,152

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Time Deposit (3.0%)
	International Bank
175,000	Skandinaviska Enskilda Banken AB (Cost $175,000,000)	0.01%		10/01/14	175,000,000

	Corporate Bond (0.1%)
	International Bank
8,000	Nordea Bank AB (c) (Cost $8,032,673)	3.70		11/13/14	8,032,673

	Total Investments (Cost $5,695,951,964) (e)		97.3%		5,695,951,964
	Other Assets in Excess of Liabilities		2.7		160,028,104
	Net Assets		100.0%		$5,855,980,068

(a)	Rate shown is the rate in effect at September 30, 2014.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Date of next interest rate reset.
(e)	Cost is the same for federal income tax purposes.

Active Assets Money Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,039,940,000	$—	$2,039,940,000
Commercial Paper	—	1,099,783,146	—	1,099,783,146
Certificates of Deposit	—	956,249,976	—	956,249,976
Floating Rate Notes	—	869,450,017	—	869,450,017
Extendible Floating Rate Notes	—	547,496,152	—	547,496,152
Time Deposit	—	175,000,000	—	175,000,000
Corporate Bond	—	8,032,673	—	8,032,673
Total Assets	$—	$5,695,951,964	$—	$5,695,951,964

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014